BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.

ARTICLES OF AMENDMENT

AMENDING THE

ARTICLES SUPPLEMENTARY ESTABLISHING

AND FIXING THE RIGHTS AND PREFERENCES

OF VARIABLE RATE DEMAND PREFERRED SHARES

This is to certify that:

First:                The charter of BlackRock MuniHoldings New Jersey Quality Fund, Inc., a Maryland corporation (“Corporation”), is amended by these Articles of Amendment, which amend the Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares, dated June 28, 2011 (as amended to date, the “Articles Supplementary”).

Second:           Appendix A to the Articles Supplementary is hereby amended pursuant to Annex A attached hereto.

Third:                          The amendment to the charter of the Corporation as set forth above in these Articles of Amendment has been duly advised by the board of directors of the Corporation and approved by the stockholders of the Corporation as and to the extent required by law and in accordance with the charter of the Corporation.

Fourth:            As amended hereby, the charter of the Corporation shall remain in full force and effect.

Fifth:               These Articles of Amendment shall be effective as of the 15th day of November 2022.

[Signature Page Follows]

            IN WITNESS WHEREOF, BlackRock MuniHoldings New Jersey Quality Fund, Inc. has caused these Articles of Amendment to be signed as of November 14, 2022, in its name and on its behalf by the person named below who acknowledges that these Articles of Amendment are the act of the Corporation and, to the best of such person’s knowledge, information, and belief and under penalties for perjury, all matters and facts contained in these Articles of Amendment are true in all material respects.

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.

                                                                                    By: /s/ Jonathan Diorio

                                                                                    Name:  Jonathan Diorio

                                                                                    Title:  Vice President

ATTEST:

/s/ Janey Ahn

Name:  Janey Ahn

Title:  Secretary

2

ANNEX A

[Attached]

3

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.
(THE “FUND”)
SERIES W-7

VARIABLE RATE DEMAND PREFERRED SHARES (“VRDP SHARES”)

CUSIP No. 09254X705*

Amendment to Notice of Special Rate Period

November 15, 2022

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

To:  Addressees listed on Schedule 1 hereto

In accordance with the Fund’s Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares, dated June 28, 2011 (as amended to date, the “Articles Supplementary”), pursuant to the prior written consent of the Liquidity Provider and the Remarketing Agent and the affirmative vote or consent of the Holders of a majority of the VRDP Shares Outstanding, the Notice of Special Rate Period, dated as of April 17, 2014 (as amended to date, the “Notice of Special Rate Period”), has been amended by this Amendment to Notice of Special Rate Period as of the date hereof.

The last day of the Special Rate Period shall be November 15, 2024 or such later date to which it may be extended in accordance with the terms of the Notice of Special Rate Period.

Capitalized terms used but not defined in this Amendment to Notice of Special Rate Period shall have the meanings given to such terms in the Articles Supplementary and the Notice of Special Rate Period.

 [Signature Page Follows]

* NOTE: Neither the Fund nor the Tender and Paying Agent shall be responsible for the selection or use of the CUSIP Numbers selected, nor is any representation made as to its correctness indicated in any notice or as printed on any VRDP Share certificate.  It is included solely as a convenience to Holders of VRDP Shares.

IN WITNESS WHEREOF, I have signed this Amendment to the Notice of Special Rate Period as of the date first written above.

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

By: /s/ Jonathan Diorio____________________

Name: Jonathan Diorio

Title: Vice President

[Signature Page – MUJ Amendment to Notice of Special Rate Period]

Schedule 1

Recipients of this Amendment to Notice of Special Rate Period

Bank of America, N.A.

One Bryant Park

1111 Avenue of the Americas, 3rd Floor

New York, New York 10036

Attention:        Thomas Visone

                        Mary Ann Olson

                        Todd Blasiak

                        Lisa Irizarry

                        Michael Jentis

                        Carl Daniels

Telephone:      (212) 449-7358

Email:             thomas.visone@bofa.com

                        mary.ann.olson@bofa.com

                        todd.blasiak@bofa.com

                        lisa.m.irizarry@bofa.com

                        michael.jentis@bofa.com

                        DG.pfloats@bofa.com

                        carl.daniels@bofa.com

BofA Securities, Inc.

One Bryant Park

1111 Avenue of the Americas

3rd Floor

New York, NY 10036

Attention:        Thomas Visone

                        Mary Ann Olson

                        Todd Blasiak

                        Lisa Irizarry

                        Michael Jentis

                        Carl Daniels

Telephone:      (212) 449-7358

Email:             thomas.visone@bofa.com

                        mary.ann.olson@bofa.com

                        todd.blasiak@bofa.com

                        lisa.m.irizarry@bofa.com

                        michael.jentis@bofa.com

                        dg.temm@bofa.com

                        DG.pfloats@bofa.com

                        carl.daniels@bofa.com

Banc of America Preferred Fund Corporation

One Bryant Park

1111 Avenue of the Americas, 3rd Floor

New York, New York 10036

Attention:        Thomas Visone

                        Mary Ann Olson

                        Todd Blasiak

                        Lisa Irizarry

                        Michael Jentis

                        Carl Daniels

Telephone:      (212) 449-7358

Email:             thomas.visone@bofa.com

                        mary.ann.olson@bofa.com

                        todd.blasiak@bofa.com

                        lisa.m.irizarry@bofa.com

                        michael.jentis@bofa.com

                        DG.pfloats@bofa.com

                        carl.daniels@bofa.com

The Depository Trust Company
LensNotice@dtcc.com